Schedule of Other operating expenses (Details)	6 Months Ended				12 Months Ended
	Oct. 31, 2025 USD ($)	Oct. 31, 2025 SGD ($)	Oct. 31, 2024 SGD ($)		Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
Other Income and Expenses [Abstract]
Marketing expenses	$ 7,600	$ 9,890	$ 30,841		$ 44,434	$ 58,008	$ 87,008
Professional fees	447,344	582,100	317,947		474,931	620,014	691,464
Travelling expenses	20,428	26,582	71,063		126,723	165,435	136,651
Consumable expenses							86,532
Other expenses	117,177	152,473	126,337		243,746	318,206	143,147
Total other operating expenses	$ 592,549	$ 771,045	$ 546,188	[1]	$ 889,834	$ 1,161,663	$ 1,144,802

[1]	Comparative amounts of S$72,914 were reclassified from costs of goods sold to employee benefits expenses (S$63,287) and other operating expenses (S$9,627) for consistency in presentation. Since the amounts were reclassification within costs of goods sold and operating expenses, the reclassification does not have any impact on the net loss.